Loans (Components Of Net Investment In Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Loans [Abstract]
Unearned income	$ (959.0)	$ (942.0)
Unamortized (discounts)	(42.8)	(47.9)
Net amortized deferred costs and (fees)	$ 52.0	$ 49.7